Shareholders Equity - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit During the Development Stage	Total
Beginning balance, shares at Mar. 31, 2013		1,093,837,500
Beginning balance, amount at Mar. 31, 2013		$ 2,625	$ 49,875	$ (81,930)	$ (29,430)
Stock issued for intangible assets, shares	6,000,000	82,767,038
Stock issued for intangible assets, amount	$ 6,000	$ 199	117,774		123,973
Shares cancellation, shares		(762,776,434)
Shares cancellation, amount		$ (1,831)	1,831
Forgiveness of shareholder debt			28,818		28,818
Stock split - 416.7 to 1		$ 412,835	(198,298)	(214,537)
Stock options granted for services			663,307		663,307
Stock and warrants issued for cash, shares		583,334
Stock and warrants issued for cash, amount		$ 583	$ 174,417		$ 175,000
Stock options granted for services, shares			23,825		23,825
Stock options granted for services, amount			$ 1,182,141		$ 1,182,141
Stock issued for services, amount					0
Net loss				(3,004,937)	(3,004,937)
Ending balance, shares at Mar. 31, 2014	6,000,000	414,411,438
Ending balance, amount at Mar. 31, 2014	$ 6,000	$ 414,411	2,043,690	(3,301,404)	(837,303)
Issuance of common stock for cash, shares		79,961,892
Issuance of common stock for cash, amount		$ 79,962	140,038		220,000
Stock issued for intangible assets, shares		220,792,028
Stock issued for intangible assets, amount		$ 220,792	7,683,563		7,904,355
Deemed dividend for intangibles			(7,822,235)		(7,822,235)
Stock options granted for services			815,680		815,680
Stock and warrants issued for cash, shares		2,483,334
Stock and warrants issued for cash, amount		$ 2,483	337,517		340,000
Stock issued for services, shares		16,000,000
Stock issued for services, amount		$ 16,000	780,050		796,050
Stock issued for stock deposits, shares		1,469,000
Stock issued for stock deposits, amount		$ 1,469	145,581		147,050
Stock issued for debt conversion, shares		805,966,265
Stock issued for debt conversion, amount		$ 805,966	(306,280)		499,686
Derivative liability closed to APIC			300,904		300,904
Stock option modification			50,448		50,448
Net loss				(4,133,576)	(4,133,576)
Ending balance, shares at Mar. 31, 2015	6,000,000	1,541,083,957
Ending balance, amount at Mar. 31, 2015	$ 6,000	$ 1,541,083	$ 4,168,956	$ (7,434,980)	(1,718,941)
Stock issued for services, amount					796,050
Net loss					(647,743)
Ending balance, amount at Jun. 30, 2015					$ (1,757,308)